UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21401

Sycuan Funds
(Exact name of registrant as specified in charter)

 1530 Hilton Head Road, Suite 210, El Cajon, CA   92019
(Address of principal executive offices)              (Zip code)

Cody Martinez
 1530 Hilton Head Road, Suite 210, El Cajon, CA   92019
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 444-4043

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Sycuan Value Fund

SEMI-ANNUAL REPORT
March 31, 2009

Sycuan Value Fund
Semi-Annual Report
March 31, 2009

Fellow Shareholders,

For the one year period ended March 31, 2009, the Sycuan Value Fund (the "Fund") returned -45.86% versus -38.09% for the Standard & Poor's 500 Index. Since inception date on October 10, 2003, the annualized rate of return for the Fund has been -7.18% versus -3.19% for the Standard & Poor's 500 Index.

Positive factors impacting investment performance of the Fund during the quarter included Technology Information businesses (Cisco Systems, Microsoft, & Dell Computer). Negative factors impacting performance of the Fund during the quarter included Financial businesses (Citigroup, Bank of America and HSBC Holdings).

Amgen was sold during the quarter because the investment adviser believed its share price fairly reflected the intrinsic value of the business. Proceeds from the sales were used to acquire a new position in Walt Disney Company and purchase additional shares of General Electric and News Corporation.

Healthcare holdings (Astra Zeneca, Johnson & Johnson, Pfizer, Novartis, Sanofi-Aventis and Wellpoint) represent the largest sector in the Fund. The Industrial sector (Illinois Tool Works, 3M Company, General Electric & Ingersoll Rand Co.) is represented prominently as well. The Fund owns shares of common stock in 30 holdings as of March 31, 2009.

It is somewhat odd that investors typically dislike markets that are in their best interests and favor those markets that place them at a disadvantage. To that end, investors do not enjoy owning stocks when prices are going down and conversely warm to those stocks whose prices are ever increasing. This behavior is counterproductive to the objective of providing a margin of safety from an investment operation. In other words, the greater the difference between the price of a business and its underlying value, the greater the margin of safety there is to ensure a satisfactory rate of return over time.

By way of example, the top ten holdings of the Sycuan Value Fund on March 31, 2009 had a combined market value of $1.59 million or more than 50% of total fund assets. The investment adviser believes, after thorough analysis, that the combined intrinsic business values of those same top ten holdings icould be greater than quarter end market prices reflect if the markets rebound and the prices of the securities rise to reflect the Adviser’s estimated value. It is for this very reason that investors should welcome price declines as a way to purchase common stocks at cheaper prices to enhance the margin of safety of their investments.

Thank you for your continued support and confidence.

Arthur Q. Johnson, CFA
Portfolio Manager

2009 Semi-Annual Report 1

Sycuan Value Fund (Unaudited)

                      Sycuan Funds
by Industry Sectors (as a percentage of Net assets)

PERFORMANCE INFORMATION (Unaudited)

March 31, 2009 NAV $5.71

Average annual total returns for the periods ended March 31, 2009.

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Sycuan Value Fund	(45.86)%	(19.07)%	(9.95)%	(7.18)%
Standard & Poor’s 500 Index(B)	(38.09)%	(13.05)%	(4.76)%	(3.19)%

(A)1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Sycuan Value Fund was October 10, 2003.

(B)The Standard & Poor’s 500 Index is a broad market-weighted average dominated by blue-chip stocks and is an unmanaged group of stocks whose composition is different from the Fund. It includes the reinvestment of dividends and income, but does not reflect fees, brokerage commissions, or other expenses of investing.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-888-899-8344.

2009 Semi-Annual Report 2

Availability of Quarterly Schedule of Investments (Unaudited)

     The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Guidelines (Unaudited)

     A.Q. Johnson & Co., Inc., the Fund’s Sub-Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Sub-Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.sycuanfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the Securities and Exchange Commission’s web-site at http://www.sec.gov.

     Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling our toll free number 1-888-899-8344. This information is also available on the Securities and Exchange Commission’s website at http://www.sec.gov.

Disclosure of Expenses (Unaudited)

     Shareholders of this Fund incur ongoing operating expenses consisting solely of management fees. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on October 1, 2008 and held through March 31, 2009.

     The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

     The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing expenses of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	October 1, 2008
	October 1, 2008	March 31, 2009	to March 31, 2009

Actual	$1,000.00	$607.12	$6.01

Hypothetical	$1,000.00	$1,017.45	$7.54
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2009 Semi-Annual Report 3

Sycuan Value Fund

	Schedule of Investments
	March 31, 2009 (Unaudited)

Shares/Principal Amount	Market Value	% of Net Assets

COMMON STOCKS
Beverages
2,500 Diageo plc **	$ 111,875	3.60%
Computer Communications Equipment
11,500 Cisco Systems, Inc. *	192,855	6.20%
Electronic & Other Electrical
11,500 General Electric Co.	116,265	3.74%
Electronic Computers
10,000 Dell Inc. *	94,800	3.05%
Fire, Marine & Casualty Insurance
18,500 American International Group Inc.	18,500
3,500 The Travelers Companies, Inc.	142,240
	160,740	5.16%
General Industrial Machinery & Equipment
5,000 Illinois Tool Works Inc.	154,250
7,000 Ingersoll-Rand Co. Ltd.	96,600
	250,850	8.06%
Hospital & Medical Service Plans
5,000 WellPoint Inc. *	189,850	6.10%
Household Appliances
1,200 Whirlpool Corp.	35,508	1.14%
Industrial Trucks, Tractors, Trailers & Stackers
2,500 Terex Corp. *	23,125	0.74%
National Commercial Banks
8,500 Bank of America Corporation	57,970
11,000 Citigroup Inc.	27,830
	85,800	2.76%
Newspapers: Publishing or Publishing & Printing
10,000 Gannett Co., Inc.	22,000
12,000 News Corporation	92,400
	114,400	3.68%
Pharmaceutical Preparations
3,000 AstraZeneca plc **	106,350
3,000 Johnson & Johnson	157,800
2,500 Novartis AG **	94,575
14,000 Pfizer Inc.	190,680
4,500 Sanofi-Aventis **	125,685
	675,090	21.70%
Plastic Materials, Synth Resins & Nonvulcan Elastomers
5,000 Dow Chemical Co.	42,150	1.35%
Radiotelephone Communications
5,000 SK Telecom Co. Ltd. **	77,250	2.48%
Savings Institution, Federally
1,800 HSBC Holdings plc **	50,796	1.63%
Services - Advertising Agencies
3,500 Omnicom Group Inc.	81,900	2.63%
Services - Business Services
7,500 eBay Inc. *	94,200	3.03%
Services - Miscellaneous Amusement & Recreation
2,000 Walt Disney Co.	36,320	1.17%
Services - Motion Picture and Video
5,000 Time Warner Inc.	96,500	3.10%

*Non-Income Producing Securities.
** ADR - American Depositary Receipt.
The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report 4

Sycuan Value Fund

	Schedule of Investments
	March 31, 2009 (Unaudited)
Shares/Principal Amount	Market Value	% of Net Assets
COMMON STOCKS
Services - Prepackaged Software
9,500 Microsoft Corporation	$ 174,515	5.61%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
1,500 Procter & Gamble Co.	70,635	2.27%
Surgical & Medical Instruments & Apparatus
3,000 3M Co.	149,160	4.79%
Total for Common Stock (Cost $5,771,465)	$ 2,924,584	93.99%
Cash Equivalents
234,465 First American Treasury Obligation Fund Cl Y 0.17% ***	$234,465	7.54%
(Cost - $234,465)
Total Investments	3,159,049	101.53%
(Cost - $6,005,929)
Liabilities in Excess of Other Assets	(47,529)	-1.53%
Net Assets	$ 3,111,520	100.00%

***Variable Rate Security. The Yield Rate shown represents the rate at March 31, 2009.
The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report 5

Sycuan Value Fund

Statement of Assets and Liabilities (Unaudited)
March 31, 2009

Assets:
Investment Securities at Market Value	$ 3,159,049
(Cost - $6,005,929)
Receivables:
Dividends and Interest	13,152
Total Assets	3,172,201
Liabilities
Management Fees Payable	3,761
Payable for Securities Purchased	56,920
Total Liabilities	60,681

Net Assets	$ 3,111,520
Net Assets Consist of:
Capital Paid In	6,202,281
Accumulated Undistributed Net Investment Income	29,485
Realized Gain (Loss) on Investments - Net	(273,366)
Unrealized Appreciation (Depreciation) in Value
of Investments Based on Identified Cost - Net	(2,846,880)
Net Assets, for 545,355 Shares Outstanding	$ 3,111,520
(Unlimited number of shares authorized without par value)
Net Asset Value, Offering and Redemption Price
Per Share ($3,111,520/545,355 shares)	$ 5.71

Statement of Operations (Unaudited)
For the six month period ended March 31, 2009
Investment Income:
Dividends	$ 55,602
Interest	60
Total Investment Income	55,662
Expenses:
Management Fees	26,150
Total Expenses	26,150

Net Investment Income	29,512

Realized and Unrealized Loss on Investments:
Net Realized Loss on Investments	(264,597)
Net Change In Unrealized Depreciation on Investments	(1,708,644)
Net Realized and Unrealized Loss on Investments	(1,973,241)

Net Increase/(Decrease) in Net Assets from Operations	$ (1,943,729)

The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report 6

Sycuan Value Fund

Statements of Changes in Net Assets	(Unaudited)
	10/1/2008	10/1/2007
	to	to
	3/31/2009	9/30/2008
From Operations:
Net Investment Income	$ 29,512	$ 58,020
Net Realized Gain (Loss) on Investments	(264,597)	(8,878)
Net Change In Unrealized Appreciation (Depreciation)	(1,708,644)	(1,714,573)
Increase (Decrease) in Net Assets from Operations	(1,943,729)	(1,665,431)
From Distributions to Shareholders:
Net Investment Income	(58,010)	(32,922)
Net Realized Gain from Security Transactions	0	(270,801)
Change in Net Assets from Distributions	(58,010)	(303,723)
From Capital Share Transactions:
Proceeds From Sale of Shares	149,926	531,929
Net Asset Value of Shares Issued on Reinvestment of Distributions	57,954	303,723
Cost of Shares Redeemed	(36,084)	(111,406)
Net Increase from Shareholder Activity	171,796	724,246
Net Increase (Decrease) in Net Assets	(1,829,943)	(1,244,908)

Net Assets at Beginning of Period	4,941,463	6,186,371
Net Assets at End of Period (including accumulated undistributed	$ 3,111,520	$ 4,941,463
net investment income of $29,485 and $57,983)
Share Transactions:
Issued	25,236	46,364
Reinvested	8,498	25,101
Redeemed	(5,288)	(9,938)
Net Increase in Shares	28,446	61,527
Shares Outstanding Beginning of Period	516,909	455,382
Shares Outstanding End of Period	545,355	516,909

Financial Highlights
Selected data for a share outstanding	(Unaudited)
throughout the period:	10/1/2008		10/1/2007	10/1/2006	10/1/2005	10/1/2004	10/10/2003 *
	to		to	to	to	to	to
	3/31/2009		9/30/2008	9/30/2007	9/30/2006	9/30/2005	9/30/2004
Net Asset Value -
Beginning of Period	$ 9.56		$ 13.59	$ 12.11	$ 12.26	$ 11.21	$ 10.00
Net Investment Income (a)	0.06		0.12	0.08	0.08	0.07	0.10
Net Gains or Losses on Securities (b)
(realized and unrealized)	(3.80)		(3.50)	1.45	0.39	1.27	1.12
Total from Investment Operations	(3.74)		(3.38)	1.53	0.47	1.34	1.22
Distributions (From Net Investment Income)	(0.11)		(0.07)	(0.05)	(0.06)	(0.07)	(0.01)
Distributions (From Capital Gains)	0.00		(0.58)	0.00	(0.56)	(0.22)	0.00
Total Distributions	(0.11)		(0.65)	(0.05)	(0.62)	(0.29)	(0.01)
Net Asset Value -
End of Period	$ 5.71		$ 9.56	$ 13.59	$ 12.11	$ 12.26	$ 11.21
Total Return (c)	(39.29)%	***	(25.87)%	12.67%	4.34%	11.96%	12.23%	***
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	3,112		4,941	6,186	3,875	1,828	1,327
Ratio of Expenses to Average Net Assets	1.50%	**	1.50%	1.50%	1.50%	1.50%	1.50%	**
Ratio of Net Investment Income to Average Net Assets	1.70%	**	1.03%	0.62%	0.67%	0.64%	0.87%	**
Portfolio Turnover Rate	15.38%	***	34.93%	27.77%	64.43%	33.77%	29.48%	**

* Commencement of Operations.
** Annualized.
*** Not Annualized.
(a) Based on Average Daily Shares Outstanding.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment.

The accompanying notes are an integral part of the financial statements.

2009 Semi-Annual Report 7

NOTES TO FINANCIAL STATEMENTS
SYCUAN VALUE FUND
March 31, 2009
(UNAUDITED)

1.) ORGANIZATION

Sycuan Value Fund (the "Fund"), is a non-diversified series of the Sycuan Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust was organized in Ohio as a business trust on July 3, 2003 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. At present, the Fund is the only series authorized by the Trust. The Fund commenced operations on October 10, 2003. The Fund's investment objective is capital appreciation.

2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in A.Q. Johnson & Co.’s (the “Sub-Adviser”) opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Sub-Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees (the “Trustees”).

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Sub-Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Sub-Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Sub-Adviser, in conformity with guidelines adopted by and subject to review of the Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Trustees has determined will represent fair value. In accordance with the Trust's good faith pricing guidelines, the Sub-Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Sub-Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Fund adopted Financial Accounting Standards Board (“FASB”) Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements" effective June 30, 2008. This standard established a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs", to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the

2009 Semi-Annual Report 8

Notes to the Financial Statements (Unaudited) - continued

lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

Investments
Valuation Inputs	in Securities
Level 1- Quoted Prices	$3,159,049
Level 2- Significant Other Observable Inputs	0
Level 3- Significant Unobservable Inputs	0
Total	$3,159,049

The Fund did not hold any Level 3 assets during the six month period ended March 31, 2009.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No.161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.

FEDERAL INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Effective March 31, 2008 the Fund adopted FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”, a clarification of FASB Statement No. 109, “Accounting for Income Taxes”. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

As of and during the six month period ended March 31, 2009, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by U.S. federal tax authorities before 2005.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share. DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER:
The Fund records security transactions based on a trade date. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the highest cost first out method in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Sycuan Capital Management, Inc. (the “Adviser”). For its services, the Adviser receives an annual investment management fee from the Fund of 1.50% of the average daily net assets of the Fund. As a result of the above calculation, for the six month period ended March 31, 2009, the Adviser earned management fees totaling $26,150 of which $3,761 was due to the Adviser on March 31, 2009. Certain officers and directors of Sycuan Capital Management, Inc. are also officers and trustees of the Trust. The Adviser pays all operating expenses of the Fund with the exception of taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), brokerage commissions, extraordinary expens-

2009 Semi-Annual Report 9

Notes to the Financial Statements (Unaudited) - continued

es and indirect expenses (such as expenses incurred by other investment companies in which the Fund invests).

The Adviser has engaged A.Q. Johnson & Co., Inc. (the “A.Q. Johnson” or the “Sub-Adviser”) to act as the investment sub-adviser of the Fund. The Adviser pays the Sub-Adviser compensation at the annual rate of 0.50% of the Fund's average daily net assets. During the six month period ended March 31, 2009, A.Q. Johnson waived its sub-advisery fee.

4.) RELATED PARTY TRANSACTIONS

A control person of Premier Fund Solutions, Inc. (the “Administrator”) also serves as trustee/officer of the Fund. This individual receives benefits from the Administrator resulting from administration fees paid to the Administrator of the Fund by the Adviser. The Trustees who are not interested persons of the Fund were paid $2,000 each in Trustees’ fees for the six month period ended March 31, 2009 by the Adviser.

5.) INVESTMENTS

For the six month period ended March 31, 2009, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $573,807 and $542,956 respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2009 was $6,005,929. At March 31, 2009, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$10,410	($2,857,290)	($2,846,880)

6.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, Sycuan Tribal Development Corporation, which is affiliated with the Adviser, held, in aggregate, 38.45% of the Fund and Johnson Family 1995 Rev. Trust, which affiliated with the Sub-Adviser, held, in aggregate, 36.69% of the Fund, and thus each may deemed to control the Fund.

7.) CAPITAL SHARES

At March 31, 2009, an unlimited number of shares of beneficial interest were authorized. 545,355 shares were issued and outstanding and paid in capital was $6,202,281.

8.) DISTRIBUTIONS

On December 29, 2008, the Fund declared distributions from ordinary income of $0.1124 per share paid to shareholders of record on December 26, 2008.

The tax character of distributions paid during the six month period ended March 31, 2009 and fiscal year ended September 30, 2008, respectively, were as follows:

Distributions paid from	March 31, 2009	September 30, 2008

Ordinary Income:	$ 58,010	$ 32,922
Short-term Capital Gain	0	0
Long-term Capital Gain	0	270,801
	$ 58,010	$ 303,723

As of September 30, 2008 and March 31, 2009 there were no difference between book and tax cost basis.

2009 Semi-Annual Report 10

Board of Trustees
DeWitt F. Bowman, C.F.A.
Allen C. Brown
George Cossolias, CPA
Jeffrey R. Provence
John N. Tang
Mary L. VanNostrand

Investment Adviser
Sycuan Capital Management, Inc.

Investment Sub-Adviser
A.Q. Johnson & Co., Inc.

Counsel
Thompson Hine LLP

Custodian
U.S. Bank, NA

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Mutual Shareholder Services, LLC

Fund Administrator
Premier Fund Solutions, Inc.

Independent Registered Public
Accounting Firm
Cohen Fund Audit Services, Ltd.

This report is provided for the general information of the shareholders of the Sycuan
Value Fund. This report is not intended for distribution to prospective investors in the
Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments. Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed End Funds. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sycuan Funds

By: /s/ Cody Martinez Cody Martinez President Date: 6/8/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Cody Martinez Cody Martinez President Date: 6/8/09

By: /s/ Jeffrey R. Provence Jeffrey R. Provence Chief Financial Officer Date: 6/8/09